Disclosure of detailed information about debt activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Debt facilities, beginning balance	$ 43,938	$ 15,000
Net proceeds from debt financing		49,870
Interest and accretion expense	2,206	2,218
Repayments of principal	(12,726)	(21,363)
Repayments of finance costs	(1,649)	(1,787)
Debt facilities, ending balance	31,769	43,938
Current portion of debt facilities	12,464	12,378
Non-current portion of debt facilities	19,305	31,560
Term loan [Member]
Statement [Line Items]
Debt facilities, beginning balance	27,721	0
Net proceeds from debt financing		33,709
Interest and accretion expense	1,421	1,586
Repayments of principal	(12,726)	(6,419)
Repayments of finance costs	(931)	(1,155)
Debt facilities, ending balance	15,485	27,721
Current portion of debt facilities	12,341
Non-current portion of debt facilities	3,144
Revolving credit facility [Member]
Statement [Line Items]
Debt facilities, beginning balance	16,217	15,000
Net proceeds from debt financing		16,161
Interest and accretion expense	785	632
Repayments of principal	0	(14,944)
Repayments of finance costs	(718)	(632)
Debt facilities, ending balance	16,284	$ 16,217
Current portion of debt facilities	123
Non-current portion of debt facilities	$ 16,161